Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents at carrying value					$ 0	$ 0	$ 0
Federal deposit insurance corporation	$ 250,000		$ 250,000		250,000	250,000	250,000
Unrecognized tax benefits	0		0		0	0	0
Unrecognized tax benefits as income tax expense	$ 0		$ 0		$ 0	$ 0	$ 0
Common Stock subject to possible redemption (in Shares)	638,321		638,321		10,000,000	1,019,465	10,000,000
Purchase shares (in Shares)								12,850,000
Common Stock per share (in Dollars per share)								$ 11.5
Exercisable, shares (in Shares)						0
Shares of common stock (in Shares)	2,500,000		2,500,000		2,500,000	2,500,000	2,500,000
General and administrative expense	$ 581,054	$ 249,307	$ 2,257,753	$ 696,460	$ 182,920	$ 1,287,276
Effective tax rate expense (benefit)	(1.38%)		(1.85%)			11.59%	0.00%
Statutory rate percentage	21.00%		21.00%			21.00%	21.00%
VASO CORPORATION [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)	175,319,296		175,319,296		175,127,878	175,127,878	175,127,878
Performance obligations						$ 86,000,000
Aggregated amount	$ 335,000		$ 335,000		$ 407,000,000	481,000,000	$ 407,000,000
Accrued expenses and other liabilities	6,353,000		6,353,000		7,489,000	8,891,000	7,489,000
Long-term deferred revenue						9,000,000
Contract liability balance						9,100,000	5,800,000
Sales commission assets					1,928,000	2,732,000	1,928,000
General and administrative expense	10,927,000	$ 9,978,000	32,731,000	$ 29,584,000		40,843,000	38,593,000
Capitalized sales commissions						7,113,000,000	5,567,000,000
Deferred commission expense					3,549,000,000	3,249,000,000	3,549,000,000
Long-term portion					2,018,000,000	3,864,000,000	2,018,000,000
Performance obligations					40,000,000	$ (5,000,000)	$ 40,000,000
Restricted shares (in Shares)						1,050,000	90,000
Common stock valued						$ 115,000	$ 4,500
Shares vested employees						23,000,000	23,000,000
Employees						$ 4,000,000	$ 14,000,000
Fair value of shares granted (in Dollars per share)						$ 0.11	$ 0.05
Share-based compensation expense						$ 35,000	$ 31,000
Share-based compensation and arrangements						125,000
Amortized cost	15,427,000		15,427,000			8,071,000
Short term investments	$ 15,426,000		$ 15,426,000			8,064,000
Unrecognized holding loss						7,000
Deposits						$ 433,000
Revenues percentage						10.00%	10.00%
Insurance coverage						$ 250,000
Foreign bank balances					903,000	1,234,000	$ 903,000
Long-lived assets						$ 324,000,000
Deferred tax asset						50.00%
Other comprehensive income (loss)						$ 343,000,000	$ 94,000,000
Effective tax rate expense (benefit)						(66.52%)	2.42%
Statutory rate percentage						21.00%	21.00%
VASO CORPORATION [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives						2 years
VASO CORPORATION [Member] | Minimum [Member] | Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives						5 years
VASO CORPORATION [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives						8 years
VASO CORPORATION [Member] | Maximum [Member] | Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives						10 years
Warrant [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)	12,850,000		12,850,000			12,850,000
GEHC [Member] | VASO CORPORATION [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accrued expenses and other liabilities					1,518,000,000	$ 2,577,000,000	$ 1,518,000,000
Revenues percentage						100.00%
Vaso Healthcare Business [Member] | VASO CORPORATION [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregated amount					$ 24,955,000,000	$ 30,794,000,000	24,955,000,000
VHC IT [Member] | VASO CORPORATION [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
General and administrative expense						$ 79,000,000	$ 120,000,000